Lease Right-of-Use Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Lease Right-of-Use Assets
NOTE 5. LEASE
RIGHT-OF-USE
ASSETS
During the three months ended March 31, 2022, the Company added $1.6 million in lease right-of-use
assets (March 31, 2021 – $0.7 million) and disposed of lease right-of-use
assets with a net book value of $0.4 million (March 31, 2021 – nil). The impact of foreign exchange movements on lease right-of-use
assets denominated in a foreign currency during the three months ended March 31, 2022 was a decrease of $0.2 million (March 31, 2021 – decrease of $0.3 million).
Depreciation of lease
right-of-use
assets included in earnings for the three months ended March 31, 2022 was $3.6 million (March 31, 2021 – $3.4 million), of which $3.0 million was included in cost of goods sold (March 31, 2021 – $2.5 million) and $0.6 million was included in selling and administrative expenses (March 31, 2021 – $0.9 million).
During the first quarter of 2022, the Company reclassified certain prior period amounts between cost of goods sold and selling and administrative expenses, refer to Note 1 for more details. As a result, $0.8 million of lease right-of-use
asset depreciation was reclassified from selling and administrative expenses to cost of goods sold.

NOTE 10. LEASE
RIGHT-OF-USE
ASSETS

	Land and buildings	Equipment	Total lease right-of-use assets
Cost
January 1, 2021	$56,242	$19,360	$75,602
Additions	4,097	6,778	10,875
Disposal	(1,644)	(1,583)	(3,227)
Currency translation effects	(315)	(196)	(511)

December 31, 2021	$58,380	$24,359	$82,739

Accumulated depreciation
January 1, 2021	$(13,527)	$(7,891)	$(21,418)
Depreciation charge	(8,350)	(5,492)	(13,842)
Disposal	1,535	714	2,249
Currency translation effects	144	15	159

December 31, 2021	$(20,198)	$(12,654)	$(32,852)

Net book value – December 31, 2021	$38,182	$11,705	$49,887

	Land and buildings	Equipment	Total lease right-of-use assets
Cost
January 1, 2020	$55,463	$17,104	$72,567
Additions	3,923	4,389	8,312
Disposal	(3,069)	(1,821)	(4,890)
Currency translation effects	(75)	(312)	(387)

December 31, 2020	$56,242	$19,360	$75,602

Accumulated depreciation
January 1, 2020	$(8,028)	$(4,251)	$(12,279)
Depreciation charge	(8,106)	(5,601)	(13,707)
Disposal	2,513	1,779	4,292
Currency translation effects	94	182	276

December 31, 2020	$(13,527)	$(7,891)	$(21,418)

Net book value – December 31, 2020	$42,715	$11,469	$54,184

	Land and buildings	Equipment	Total lease right-of-use assets
Cost
January 1, 2019	$23,017	$8,968	$31,985
Additions	32,896	8,579	41,475
Disposal	(74)	(152)	(226)
Currency translation effects	(376)	(291)	(667)

December 31, 2019	$55,463	$17,104	$72,567

Accumulated depreciation
January 1, 2019	$—	$—	$—
Depreciation charge	(8,198)	(4,457)	(12,655)
Disposal	74	152	226
Currency translation effects	96	54	150

December 31, 2019	$(8,028)	$(4,251)	$(12,279)

Net book value – December 31, 2019	$47,435	$12,853	$60,288

Depreciation of lease
right-of-use
assets included in earnings for the year ended December 31, 2021 was $13.8 million (December 31, 2020 – $13.7 million; December 31, 2019 – $12.7 million), of which $11.2 million was included in cost of goods sold (December 31, 2020 – $11.0 million; December 31, 2019 – $10.0 million) and $2.6 million was included in selling and administrative expenses (December 31, 2020 – $2.7 million; December 31, 2019 – $2.7 million).
The Company reclassified certain amounts
between
cos
t of goods sold and selling and administrative expenses, refer to Note 2(a) for more details. The impact of the reclassification on lease right-of-use depreciation from selling and administrative expenses to cost of goods sold is $3.8 million for the year ended December 31, 2021 (December 31, 2020 – $3.9 million; December 31, 2019 – $3.8
million).